Offerings	Oct. 18, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 1,500.75
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock to be offered or issued from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Purchase Warrants
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to be issued to the underwriter(c)
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the representative of the underwriters warrants to purchase shares of common stock representing up to 3.5% of the common stock issued in the offering (including the pre-funded warrants issued in the offering). The representative’s warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share of the common stock offered hereby.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock underlying Purchase Warrants
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,500.75
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock underlying warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 754,688.00
Amount of Registration Fee	$ 65.66
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock underlying Pre-Funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	The registrant may issue pre-funded warrants to purchase shares of common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common shares are being sold to the public in this offering, minus $0.0001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.0001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $17,250,000.